Income Taxes (Reconciliation Of The Beginning And Ending Amount Of Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Income Tax Contingency [Line Items]
Balance	$ 330.4
Additions for tax positions related to current year	1.6
Additions for tax positions related to prior years	2.8
Settlements and payments	(0.5)
Expiration of statutes of limitations	(0.8)
Foreign currency revaluation	(0.1)
Balance	333.4
Liabilities For Unrecognized Tax Benefits [Member]
Income Tax Contingency [Line Items]
Balance	317.8
Additions for tax positions related to current year	1.4
Additions for tax positions related to prior years	2.0
Settlements and payments	(0.5)
Expiration of statutes of limitations	(0.8)
Foreign currency revaluation	0.2
Balance	320.1
Interest / Penalties [Member]
Income Tax Contingency [Line Items]
Balance	12.6
Additions for tax positions related to current year	0.2
Additions for tax positions related to prior years	0.8
Foreign currency revaluation	(0.3)
Balance	$ 13.3